Income Tax (Tables)	12 Months Ended
Jun. 30, 2020
Income Taxes [Abstract]
Schedule of major components of income tax (expense) benefit
The major components of income tax expense for the fiscal years ended 2020, 2019 and 2018 are as follows:

	Fiscal Year Ended June 30,
	2020	2019	2018
	(U.S. $ in thousands)
Current income tax:
Current income tax charge	$(25,715)	$(15,788)	$(1,956)
Adjustments in respect of current income tax of previous years	1,276	(361)	(48)
Deferred tax:
Benefit (expense) relating to origination and reversal of temporary differences	18,702	30,417	(19,934)
Adjustments in respect of temporary differences of previous years	1,292	(46,333)	(33,363)
Income tax expense	$(4,445)	$(32,065)	$(55,301)

Schedule of reconciliation of income tax (expense) benefit	A reconciliation between income tax expense and the product of accounting loss multiplied by the U.K.'s domestic tax rate for the fiscal years ended 2020, 2019 and 2018, is as follows:

	Fiscal Year Ended June 30,
	2020	2019	2018
	(U.S. $ in thousands)
Loss before income tax expense	$(346,209)	$(605,556)	$(58,131)
At the United Kingdom's statutory income tax rate of 19% in fiscal years 2020, 2019 and 2018	65,688	115,031	12,508
Tax effect of amounts that are not taxable (deductible) in calculating taxable income:
Research and development incentive	6,816	660	2,620
Non-deductible charges relating to exchangeable senior notes	(80,262)	(104,445)	(3,195)
Share-based payment	(10,619)	(3,729)	(11,199)
Foreign tax credits not utilized	(93)	—	—
Foreign tax paid	4,765	—	—
Amortization of intangible assets that do not give rise to deferred taxes	—	(4)	(31)
Foreign tax rate adjustment	1,416	1,685	(4,968)
Adjustment to deferred tax balance	8,835	6,337	(14,602)
Other items, net	(3,559)	(906)	(3,023)
	(7,013)	14,629	(21,890)
Adjustments in respect to current income tax of previous years	1,276	(361)	(48)
Adjustments in respect to deferred income tax of previous years	1,292	(46,333)	(33,363)
Income tax expense	$(4,445)	$(32,065)	$(55,301)

Schedule of reconciliation of deferred tax assets, net
Details of deferred taxes, recognized and unrecognized:

	Consolidated Statements of Financial Position		Consolidated Statements of Operations

	As of June 30,		Fiscal Year Ended June 30,
	2020	2019	2020	2019
	(U.S. $ in thousands)
Depreciation for tax purposes	$500	$35	$465	$(2,564)
Provisions, accruals and prepayments	152	(454)	240	(7,164)
Deferred revenue	697	(3,073)	3,775	(23,932)
Unrealized foreign currency exchange gains	(1,414)	(428)	(986)	(101)
Unrealized investment losses (gains)	(26,133)	(8,213)	421	(405)
Carried forward tax losses (gains)	5,893	2,034	3,430	(409)
Carried forward tax credits—credited to profit and loss	3,571	2,452	1,055	(3,005)
Intangible assets	17,538	9,943	9,445	13,095
Tax benefit from share plans—income	1,012	551	459	331
Tax benefit (expense) from share plans—equity	1,230	889	(91)	300
Deferred foreign taxes	—	—	—	10,605
Other, net	1,001	(524)	1,781	(2,667)
Deferred tax benefit (expense)	—	—	$19,994	$(15,916)
Deferred tax assets, net	$4,047	$3,212
Reflected in the consolidated statements of financial position as follows:
Deferred tax assets	$35,351	$17,084
Deferred tax liabilities	(31,304)	(13,872)
Deferred tax assets, net	$4,047	$3,212
Items for which no deferred tax asset has been recognized:
Depreciation and amortization for tax purposes	7,197	4,804
Provisions, accruals and prepayments	19,561	13,421
Deferred revenue	45,874	37,342
Unrealized foreign currency exchange gains	92	—
Unused tax losses	616,667	401,108
Intangible assets	1,818,086	1,963,534
Tax benefit from share plans- income	54,066	45,849
Tax benefit from share plans- equity	89,151	109,061
Capital loss	1,291	1,391
Carried forward tax credits- credited to profit and loss	70,259	47,537
Unrealized loss on investments	—	1,076
Other, net	10,787	10,610
	$2,733,031	$2,635,733

	2020	2019
	(U.S. $ in thousands)
Reconciliation of deferred tax assets, net
Balance at the beginning of	$3,212	$47,060
Deferred tax expense for the year	19,994	(15,916)
Debited to equity	(17,867)	(8,884)
Impact from business combinations	(1,401)	(19,092)
Currency revaluation impact	109	44
Balance at the end of	$4,047	$3,212

Schedule of current and net deferred tax recognized directly in equity

	2020	2019
	(U.S. $ in thousands)
Amounts recognized directly in equity:
Net deferred tax—debited directly to equity	$(17,867)	$(8,884)

Schedule of losses and credits available for offsetting future profit and taxes
The Group has the following losses and credits available for offsetting future profit and taxes:

	Expiration	Amount carried forward	Amount recognized as of June 30, 2020
U.S. net operating loss (Pre - 2017 Tax Reform)	June 30, 2031 - December 30, 2038	$126,612	$384
U.S. net operating loss (Post - 2017 Tax Reform)	None	2,598,427	5,122
State net operating loss- various states	June 30, 2024 - June 30, 2040	774,308	422
U.S. research and development credits	June 30, 2030 - June 30, 2040	49,848	468
State research and development credits- California	None	20,621	175
State research and development credits- Texas	June 30, 2036 - June 30, 2040	2,923	2,923
Australia capital loss	None	4,637	—
State enterprise zone credits	June 30, 2020 - June 30, 2024	436	4